Rondure New World Fund
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (97.02%)
Bangladesh (0.48%)
Square Pharmaceuticals, Ltd.	439,773	$1,127,006

Brazil (3.49%)
B3 SA - Brasil Bolsa Balcao	1,400,800	3,872,572
Pet Center Comercio e Participacoes SA	361,000	1,213,508
TOTVS SA	231,000	1,273,304
WEG SA(a)	295,500	1,798,008
		8,157,392

China (16.13%)
ANTA Sports Products, Ltd.	297,500	4,467,043
China Resources Beer Holdings Co., Ltd.	140,000	1,045,223
Country Garden Services Holdings Co., Ltd.	195,300	1,153,678
Hangzhou Oxygen Plant Group Co., Ltd.	278,200	1,354,684
JD.com, Inc., Class A(a)	121,314	4,597,983
Kweichow Moutai Co., Ltd., Class A	4,400	1,315,394
Li Ning Co., Ltd.	429,800	4,193,989
LONGi Green Energy Technology Co., Ltd., Class A	388,840	4,358,920
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	25,000	1,275,765
Sichuan Swellfun Co., Ltd., Class A	132,500	2,079,434
Silergy Corp.	4,000	540,658
Tencent Holdings, Ltd.	21,300	1,334,707
Tsingtao Brewery Co., Ltd., Class H	322,000	2,897,987
WuXi AppTec Co., Ltd., Class H(b)(c)	75,340	1,080,622
Wuxi Lead Intelligent Equipment Co., Ltd.	117,100	1,346,061
Yifeng Pharmacy Chain Co., Ltd.	155,900	1,221,490
Yum China Holdings, Inc.	73,167	3,444,670
		37,708,308

	Shares	Value (Note 2)
Greece (0.25%)
JUMBO SA	39,200	$583,068

Hong Kong (2.50%)
Hong Kong Exchanges & Clearing, Ltd.	102,400	5,844,556

Hungary (0.24%)
Richter Gedeon Nyrt	21,400	564,035

India (22.72%)
3M India, Ltd.(a)	1,575	529,876
Asian Paints, Ltd.	36,352	1,540,454
Castrol India, Ltd.	594,500	996,462
Colgate-Palmolive India, Ltd.	46,704	894,200
Crompton Greaves Consumer Electricals, Ltd.	271,846	1,552,610
Dabur India, Ltd.	180,000	1,299,093
Divi's Laboratories, Ltd.	56,020	3,041,991
HCL Technologies, Ltd.	335,640	4,981,160
HDFC Asset Management Co., Ltd.(b)(c)	86,153	2,561,273
HDFC Bank, Ltd.	328,831	6,613,152
Honeywell Automation India, Ltd.	355	204,602
Jubilant Foodworks, Ltd.	33,441	1,525,747
Marico, Ltd.	31,400	203,743
Nestle India, Ltd.	7,995	1,993,649
Nippon Life India Asset Management, Ltd.(b)(c)	681,352	3,151,185
Oracle Financial Services Software, Ltd.	20,000	946,847
Pidilite Industries, Ltd.	13,575	448,283
Schaeffler India, Ltd.	23,500	2,836,059
SKF India, Ltd.	46,424	2,273,150
Tata Consultancy Services, Ltd.	165,665	8,342,203
Tech Mahindra, Ltd.	212,443	4,240,727
United Breweries, Ltd.	66,362	1,445,327
United Spirits, Ltd.(a)	127,406	1,488,091
		53,109,884

Indonesia (3.24%)
Ace Hardware Indonesia Tbk PT	25,621,900	2,206,410
Bank Central Asia Tbk PT	2,078,000	1,105,283
Indofood CBP Sukses Makmur Tbk PT	4,499,100	2,735,228

		Value
	Shares	(Note 2)
Indonesia (continued)
Unilever Indonesia Tbk PT	5,453,100	$1,533,691
		7,580,612

Kenya (1.72%)
Safaricom PLC	12,374,200	4,027,328

Malaysia (3.85%)
Carlsberg Brewery Malaysia Bhd	631,000	3,047,737
Genting Bhd	2,597,800	2,720,900
Heineken Malaysia Bhd	663,000	3,240,946
		9,009,583

Mexico (8.18%)
Becle SAB de CV	924,500	2,243,127
Grupo Aeroportuario del Centro Norte SAB de CV	628,833	4,227,887
Grupo Aeroportuario del Pacifico SAB de CV, Class B	256,300	3,530,275
Grupo Aeroportuario del Sureste SAB de CV	167,290	3,387,809
Wal-Mart de Mexico SAB de CV	1,691,700	5,738,232
		19,127,330

Philippines (3.75%)
International Container Terminal Services, Inc.	547,700	2,154,480
Philippine Seven Corp.(a)	1,678,447	2,896,312
Wilcon Depot, Inc.	6,319,700	3,719,133
		8,769,925

Poland (0.46%)
Dino Polska SA(a)(b)(c)	13,912	1,070,482

Russia (0.56%)
Moscow Exchange MICEX-RTS PJSC	693,220	1,306,354

South Africa (0.95%)
Clicks Group, Ltd.	115,400	2,215,800

South Korea (4.31%)
Kangwon Land, Inc.(a)	78,128	1,642,710

	Shares	Value (Note 2)
South Korea (continued)
LG Household & Health Care, Ltd.	1,664	$1,353,578
NAVER Corp.	3,858	1,019,054
Samsung Electronics Co., Ltd.	97,398	6,058,067
		10,073,409

Sri Lanka (0.53%)
Lion Brewery Ceylon PLC	472,256	1,237,714

Taiwan (14.44%)
Airtac International Group	59,857	2,101,521
Chroma ATE, Inc.	187,000	1,457,650
MediaTek, Inc.	86,000	3,415,851
momo.com, Inc.	44,400	1,814,314
Poya International Co., Ltd.	57,680	880,294
President Chain Store Corp.	486,000	4,641,846
Sinbon Electronics Co., Ltd.	352,700	3,430,372
Taiwan FamilyMart Co., Ltd.	274,000	2,384,221
Taiwan Semiconductor Manufacturing Co., Ltd.	589,000	13,618,854
		33,744,923

Thailand (5.50%)
Airports of Thailand PCL(a)	721,000	1,388,759
Bangkok Dusit Medical Services PCL	1,685,000	1,138,026
Bumrungrad Hospital PCL	1,046,300	4,456,536
CP ALL PCL	1,116,800	2,117,132
Home Product Center PCL	1,620,000	691,362
TOA Paint Thailand PCL	3,321,000	3,052,917
		12,844,732

United Arab Emirates (1.02%)
Aramex PJSC	2,133,000	2,382,759

Vietnam (2.70%)
Saigon Beer Alcohol Beverage Corp.	175,120	1,149,684
Vietnam Dairy Products JSC	846,878	3,120,357
Vincom Retail JSC(a)	1,305,705	2,040,740
		6,310,781

TOTAL COMMON STOCKS
(Cost $187,134,163)		226,795,981

	Shares	Value (Note 2)
Vietnam (continued)
TOTAL INVESTMENTS (97.02%)
(Cost $187,134,163)		$226,795,981

Other Assets In Excess Of Liabilities (2.98%)		6,972,977

NET ASSETS (100.00%)		$233,768,958

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $7,863,562 representing 3.36% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of those securities was $–, representing –% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Consumer	39.5%
Technology	25.8%
Financials	11.9%
Industrials	11.3%
Health Care	5.3%

Sector Composition (January 31, 2022) (Unaudited) (continued)
Energy & Materials	3.2%
Cash, Cash Equivalents, & Other Net Assets	3.0%
Total	100%

Industry Composition (January 31, 2022)
Food & Staples Retailing	9.6%
Semiconductors & Semiconductor Equipment	9.3%
Beverages	9.0%
IT Services	7.5%
Capital Markets	7.2%
Transportation Infrastructure	6.2%
Hotels, Restaurants & Leisure	4.0%
Textiles, Apparel & Luxury Goods	3.7%
Specialty Retail	3.6%
Food Products	3.4%
Banks	3.3%
Chemicals	3.2%
Machinery	3.1%
Internet & Direct Marketing Retail	2.8%
Electronic Equipment, Instruments & Components	2.8%
Technology Hardware, Storage & Peripherals	2.6%
Health Care Providers & Services	2.4%
Personal Products	1.7%
Life Sciences Tools & Services	1.7%
Wireless Telecommunication Services	1.7%
Real Estate Management & Development	1.4%
Air Freight & Logistics	1.0%
Interactive Media & Services	1.0%
Other Industries (each less than 1%)	4.8%
Cash and Other Assets, Less Liabilities	3.0%
Total	100.0%

Rondure Overseas Fund
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (94.17%)
Australia (2.78%)
Cochlear, Ltd.	1,806	$247,662
Domino's Pizza Enterprises, Ltd.	2,966	218,781
REA Group, Ltd.	2,927	303,227
		769,670

Belgium (2.91%)
Lotus Bakeries NV	38	243,723
Melexis NV	2,672	280,165
Warehouses De Pauw CVA	6,544	281,530
		805,418

Brazil (0.76%)
WEG SA(a)	34,400	209,311

Britain (15.22%)
Abcam PLC(a)	19,704	354,922
Ascential PLC(a)	25,900	123,726
B&M European Value Retail SA	68,029	520,940
boohoo Group PLC(a)	97,583	141,545
Diageo PLC	13,745	693,592
Diploma PLC	5,339	200,389
Experian PLC	3,192	133,323
Greggs PLC	7,096	257,353
Halma PLC	4,962	168,180
Intertek Group PLC	5,729	415,756
London Stock Exchange Group PLC	4,314	422,399
Rightmove PLC	46,416	409,087
Softcat PLC	11,154	246,317
Spirax-Sarco Engineering PLC	717	129,243
		4,216,772

Canada (11.59%)
Alimentation Couche-Tard, Inc.	11,116	448,348
Canadian National Railway Co.	3,404	414,885
Canadian Pacific Railway, Ltd.	3,240	231,794
Dollarama, Inc.	8,391	432,967

		Value
	Shares	(Note 2)
Canada (continued)
FirstService Corp.	2,200	$350,799
Fortis, Inc.	5,954	282,817
Gildan Activewear, Inc.	7,066	281,273
Metro, Inc./CN	9,130	488,336
Ritchie Bros Auctioneers, Inc.	4,602	280,538
		3,211,757

China (2.00%)
Silergy Corp.	2,000	270,329
Yum China Holdings, Inc.	6,000	282,477
		552,806

Denmark (3.01%)
Carlsberg A/S	1,541	249,535
Coloplast A/S, Class B	2,189	318,329
Royal Unibrew A/S	2,325	267,295
		835,159

Finland (1.77%)
Kone Oyj, Class B	2,099	135,939
Olvi Oyj, Class A	6,573	355,559
		491,498

France (5.90%)
Air Liquide SA	2,534	433,462
BioMerieux	1,354	158,773
Bureau Veritas SA	10,490	300,142
Hermes International	204	306,288
Pernod Ricard SA	2,043	436,994
		1,635,659

Germany (4.96%)
Carl Zeiss Meditec AG	1,285	206,653
CTS Eventim AG & Co., KGaA(a)	4,742	337,094
Dermapharm Holding SE	3,448	278,833
Puma SE	3,947	422,139
Symrise AG	1,080	129,059
		1,373,778

Hong Kong (1.48%)
Hong Kong Exchanges & Clearing, Ltd.	3,700	211,181

		Value
	Shares	(Note 2)
Hong Kong (continued)
Techtronic Industries Co., Ltd.	12,000	$198,001
		409,182

India (0.97%)
WNS Holdings, Ltd., ADR(a)	3,196	268,975

Ireland (1.67%)
ICON PLC, ADR(a)	1,283	340,919
Kerry Group PLC, Class A	959	120,831
		461,750

Italy (4.85%)
Davide Campari-Milano NV	17,220	216,201
DiaSorin SpA	1,165	179,597
Ferrari NV	2,356	542,991
Recordati Industria Chimica e Farmaceutica SpA	7,202	403,457
		1,342,246

Japan (12.06%)
BayCurrent Consulting, Inc.	800	303,615
Benefit One, Inc.	6,100	185,522
GMO Payment Gateway, Inc.	1,200	105,302
IR Japan Holdings, Ltd.	2,900	129,147
M&A Capital Partners Co., Ltd.(a)	6,600	284,219
M3, Inc.	2,500	96,117
MatsukiyoCocokara & Co.	5,100	174,563
MonotaRO Co., Ltd.	24,400	400,911
Nihon M&A Center Holdings, Inc.	15,200	239,297
OBIC Business Consultants Co., Ltd.	7,300	275,300
Oriental Land Co., Ltd.	3,000	522,250
Seria Co., Ltd.	8,700	218,938
Unicharm Corp.	10,500	405,757
		3,340,938

Netherlands (1.99%)
Aalberts NV	3,278	200,384
Euronext NV(b)(c)	3,636	350,553
		550,937

		Value
	Shares	(Note 2)
New Zealand (1.29%)
Mainfreight, Ltd.	6,463	$356,641

Philippines (1.04%)
Wilcon Depot, Inc.	491,200	289,070

South Africa (0.92%)
Clicks Group, Ltd.	13,253	254,471

Sweden (2.36%)
Assa Abloy AB, Class B	12,952	354,653
Axfood AB	11,800	300,587
		655,240

Switzerland (11.67%)
Alcon, Inc.	3,800	293,013
Chocoladefabriken Lindt & Spruengli AG	49	568,663
Coca-Cola HBC AG	15,363	508,832
Flughafen Zurich AG(a)	1,524	281,965
Givaudan SA	28	116,002
Nestle SA	8,272	1,068,233
Partners Group Holding AG	181	252,350
Schindler Holding AG	569	142,747
		3,231,805

Taiwan (0.95%)
Sinbon Electronics Co., Ltd.	27,000	262,603

United States (2.02%)
EPAM Systems, Inc.(a)	598	284,732
Genpact, Ltd.	5,540	275,615
		560,347

TOTAL COMMON STOCKS
(Cost $22,081,474)		26,086,033

TOTAL INVESTMENTS (94.17%)
(Cost $22,081,474)		$26,086,033

Other Assets In Excess Of Liabilities (5.83%)		1,614,451

NET ASSETS (100.00%)		$27,700,484

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $350,553 representing 1.27% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of those securities was $350,553, representing 1.27% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Consumer	40.8%
Industrials	18.9%
Technology	13.0%
Health Care	10.3%
Financials	7.8%
Energy & Materials	2.4%
Utilities	1.0%
Cash, Cash Equivalents, & Other Net Assets	5.8%
Total	100%

Industry Composition (January 31, 2022)
Beverages	9.9%
Food Products	7.4%
Professional Services	6.3%
Food & Staples Retailing	6.0%
Capital Markets	5.5%
Health Care Equipment & Supplies	5.1%
Hotels, Restaurants & Leisure	4.6%
Multiline Retail	4.3%
IT Services	4.3%
Textiles, Apparel & Luxury Goods	3.6%
Machinery	2.9%
Interactive Media & Services	2.6%
Pharmaceuticals	2.4%
Chemicals	2.4%
Road & Rail	2.3%
Trading Companies & Distributors	2.1%
Semiconductors & Semiconductor Equipment	2.0%
Automobiles	2.0%
Electronic Equipment, Instruments & Components	1.5%
Household Products	1.5%
Real Estate Management & Development	1.3%
Building Products	1.3%
Biotechnology	1.3%
Air Freight & Logistics	1.3%
Entertainment	1.2%
Life Sciences Tools & Services	1.2%
Specialty Retail	1.0%
Software	1.0%
Equity Real Estate Investment Trusts (REITs)	1.0%
Electric Utilities	1.0%
Transportation Infrastructure	1.0%
Commercial Services & Supplies	1.0%
Other Industries (each less than 1%)	1.9%
Cash and Other Assets, Less Liabilities	5.8%
Total	100.0%

1. ORGANIZATION

Financial Investors Trust (the "Trust"), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). As of January 31, 2022, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a "Fund" and collectively, the "Funds"). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New

York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the "Board" or the "Trustees"). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security's value or a meaningful portion of each Fund's portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds' valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the "Adviser") believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds' investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds' own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund's investments in the fair value hierarchy as of January 31, 2022:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks
China	$–	$37,708,308	$–	$37,708,308
Greece	–	583,068	–	583,068
Hong Kong	–	5,844,556	–	5,844,556
India	–	53,109,884	–	53,109,884
Indonesia	–	7,580,612	–	7,580,612
Kenya	–	4,027,328	–	4,027,328
Malaysia	3,240,946	5,768,637	–	9,009,583
Philippines	–	8,769,925	–	8,769,925
Russia	–	1,306,354	–	1,306,354
South Korea	–	10,073,409	–	10,073,409
Taiwan	–	33,744,923	–	33,744,923
Thailand	–	12,844,732	–	12,844,732
United Arab Emirates	–	2,382,759	–	2,382,759
Vietnam	1,149,684	5,161,097	–	6,310,781
Other*	33,499,759	–	–	33,499,759
Total	$37,890,389	$188,905,592	$–	$226,795,981

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks
Australia	$–	$769,670	$–	$769,670
Belgium	–	805,418	–	805,418
Britain	387,862	3,828,910	–	4,216,772
China	282,477	270,329	–	552,806
Denmark	–	835,159	–	835,159
Finland	355,559	135,939	–	491,498
France	–	1,635,659	–	1,635,659
Germany	–	1,373,778	–	1,373,778
Hong Kong	198,001	211,181	–	409,182
Ireland	340,919	120,831	–	461,750
Italy	–	1,342,246	–	1,342,246
Japan	–	3,340,938	–	3,340,938
Netherlands	–	550,937	–	550,937
New Zealand	–	356,641	–	356,641
Philippines	–	289,070	–	289,070
Sweden	–	655,240	–	655,240
Switzerland	–	3,231,805	–	3,231,805
Taiwan	–	262,603	–	262,603
Other*	4,504,861	–	–	4,504,861
Total	$6,069,679	$20,016,354	$–	$26,086,033

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

For the nine months ended January 31, 2022, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable

U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates are separately disclosed.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract's terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.